Related Party Transactions - Schedule of List of Related Parties (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Mr. Chao Gao [Member]
Schedule of List of Related Parties [Line Items]
Relationship	Principal Shareholder of the Group, Chairman of the Board, and Chief Executive Officer
Nature	Proceeds of loans from a related party
Related party transanction	$ 2,653,042		$ 632,766
Mr. Jimin An [Member]
Schedule of List of Related Parties [Line Items]
Relationship	Director and Chief Executive Officer of subsidiaries
Nature	Expenses paid on behalf of the Group by a related party
Related party transanction	$ 166,018	73,892	27,405
Mr. Ziqian Guan [Member]
Schedule of List of Related Parties [Line Items]
Relationship	Director
Nature	Advance to a related party for daily operation
Related party transanction	$ 23,564	54,209
Mr. Yuanchi Guo [Member]
Schedule of List of Related Parties [Line Items]
Relationship	Director
Nature	Expenses paid on behalf of the Group by a related party
Related party transanction		11,855
Mr. Linfang Dong [Member]
Schedule of List of Related Parties [Line Items]
Relationship	Principal Shareholder of Scage Xinjiang
Nature	Repayments of the loan from a related party
Related party transanction			11,505
Nanjing Feiqizhi Logistics Technology Co., Ltd. [Member]
Schedule of List of Related Parties [Line Items]
Relationship	Shared the same Supervisor with Scage International
Nature	Payment for purchases to a related party
Related party transanction		262,983
Mr. Qiang Fu [Member]
Schedule of List of Related Parties [Line Items]
Relationship	Supervisor of subsidiaries
Ms. Min Wu [Member]
Schedule of List of Related Parties [Line Items]
Relationship	Director of Scage Nanjing
Mr. Jianhua Xia [Member]
Schedule of List of Related Parties [Line Items]
Relationship	Minority Shareholder of Scage Hunan
Finnovate Sponsor L.P. [Member]
Schedule of List of Related Parties [Line Items]
Relationship	Sponsor of Finnovate
Mr. Chao Gao [Member]
Schedule of List of Related Parties [Line Items]
Nature	Repayments of loan borrowed from a related party
Related party transanction	$ 666,255	454,645
Mr. Jimin An [Member]
Schedule of List of Related Parties [Line Items]
Nature	Reimbursement to a related party for expenses paid on behalf of the Group
Related party transanction	$ 85,292	63,308
Mr. Jimin An [Member]
Schedule of List of Related Parties [Line Items]
Nature	Proceeds of loans borrowed from a related party
Related party transanction	$ 1,427,027	130,107
Mr. Jimin An [Member]
Schedule of List of Related Parties [Line Items]
Nature	Repayments of loan borrowed from a related party
Related party transanction	$ 1,303,661	96,888
Mr. Jimin An [Member]
Schedule of List of Related Parties [Line Items]
Nature	Collection of loan previously lent to a related party
Related party transanction		242,530
Mr. Ziqian Guan [Member]
Schedule of List of Related Parties [Line Items]
Nature	Expenses paid on behalf of the Group by a related party
Related party transanction	$ 116,661	180,324	44,290
Mr. Ziqian Guan [Member]
Schedule of List of Related Parties [Line Items]
Nature	Reimbursement to a related party for expenses paid on behalf of the Group
Related party transanction	$ 103,429	109,805
Nanjing Feiqizhi Logistics Technology Co., Ltd. [Member]
Schedule of List of Related Parties [Line Items]
Nature	Collection of rent from a related party
Related party transanction	$ 14,139	16,886
Nanjing Feiqizhi Logistics Technology Co., Ltd. [Member]
Schedule of List of Related Parties [Line Items]
Nature	Rent to a related party
Related party transanction			16,290
Nanjing Feiqizhi Logistics Technology Co., Ltd. [Member]
Schedule of List of Related Parties [Line Items]
Nature	Purchase from a related party
Related party transanction		262,983	1,782
Scage Future [Member]
Schedule of List of Related Parties [Line Items]
Nature	Advance to related parties for daily operation before Business Combination
Related party transanction		$ 39,489